Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Revenue				$ 824,000,000	$ 724,000,000	$ 2,305,000,000	$ 2,046,000,000
Operating expenses				654,000,000	451,000,000	2,103,000,000	1,246,000,000
Accounts receivable, net	$ 799,000,000			799,000,000		799,000,000		$ 999,000,000
Other current liabilities	279,000,000			279,000,000		279,000,000		293,000,000
Contract liabilities	223,000,000			223,000,000		223,000,000		293,000,000
Proceeds from equity method investments				4,000,000	0	6,400,000	300,000
Other non-current assets	240,000,000			240,000,000		240,000,000		202,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost	26,000,000			26,000,000		26,000,000		25,000,000
Related Parties
Related Party Transaction [Line Items]
Revenue				248,000,000	191,000,000	550,000,000	520,000,000
Accounts receivable, net	217,000,000			217,000,000		217,000,000		402,000,000
Other current liabilities	25,000,000			25,000,000		25,000,000		17,000,000
Contract liabilities	100,000,000			100,000,000		100,000,000		135,000,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue				202,500,000	189,000,000	503,400,000	515,000,000
Operating expenses				24,100,000	13,000,000	57,700,000	44,000,000
Contract termination costs	5,500,000
Net receivable	192,200,000			192,200,000		192,200,000		386,900,000
Accounts receivable, net	216,400,000			216,400,000		216,400,000		400,700,000
Other current liabilities	24,200,000			24,200,000		24,200,000		13,900,000
Contract liabilities	97,900,000			97,900,000		97,900,000		103,400,000
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue				0	400,000	600,000	1,000,000
Accounts receivable, net	200,000			200,000		200,000		500,000
Contract liabilities	1,600,000			1,600,000		1,600,000		1,600,000
Other receivables								12,000,000
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue				45,600,000	1,700,000	46,700,000	4,400,000
Accounts receivable, net								500,000
Contract liabilities	16,400,000			16,400,000		16,400,000		30,200,000
Contract assets	200,000			200,000		200,000		8,700,000
Linaro Agreement
Related Party Transaction [Line Items]
Amounts of transaction			$ 4,000,000
Related party transaction, term			5 years
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities	400,000			400,000		400,000		300,000
Subscription costs incurred				2,700,000	2,300,000	7,400,000	6,500,000
Raine Securities LLC Agreement | Related Parties
Related Party Transaction [Line Items]
Operating expenses					$ 600,000	10,700,000	$ 1,900,000
Other current liabilities								2,500,000
Proceeds from reimbursement from underwriters						(5,200,000)
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment		$ 12,000,000.0
Arduino | Related Parties | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets	16,000,000			16,000,000		16,000,000		19,200,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost	3,100,000			3,100,000		3,100,000		3,000,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets	$ 32,000,000			$ 32,000,000		$ 32,000,000		$ 30,900,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage									10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage									48.18%